CBOE VEST BITCOIN TARGET VOLATILITY STRATEGY FUND

Consolidated Schedule of Investments				January 31, 2023 (unaudited)
73.82%	MONEY MARKET FUND				Shares	Fair Value

	Federated Treasury Obligations Fund -
	Institutional Class 4.19% (A) . . . . . .			.	529,118	$529,118
73.82%	TOTAL MONEY MARKET FUND . . . .			. . . . . . . .		$529,118
	FUTURES CONTRACTS
	Number				Value at	Unrealized
	of		Expiration	Notional	January 31,	Appreciation
	Contracts	Descriptions	Date	Value	2023	(Depreciation)
		CME Bitcoin
48.65%	3	Future (B)	Feb-23	$247,800	$348,750	$100,950
48.65%	TOTAL FUTURES CONTRACTS . . .			$247,800	$348,750	$100,950
122.47%	TOTAL INVESTMENTS . . . . . . . .			. . . . . . . . . .		$877,868
(22.47%)	Liabilities in excess of other assets . . .			. . . . . . . . . .		(161,048)
100.00%	NET ASSETS . . . . . . . . . . . .			. . . . . . . . . .		$716,820

(A)Effective 7 day yield as of January 31, 2023

(B)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

QUARTERLY REPORT

CBOE VEST BITCOIN TARGET VOLATILITY STRATEGY FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
MONEY MARKET . . . . . . . .	Prices	Inputs	Inputs	Total
	$ 529,118	$—	$—	$ 529,118
FUTURE CONTRACTS . . . . . .		348,750		348,750
TOTAL INVESTMENTS . . . . . .
	$ 529,118	$348,750	$—	$ 877,868

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023.

At January 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $776,918 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$100,950
Gross unrealized depreciation . . . .	—
Net unrealized appreciation . . . . .	$100,950

2

QUARTERLY REPORT